Short Term Debt (Details Narrative) - Community Specialty Pharmacy, LLC [Member] - USD ($)			9 Months Ended		12 Months Ended
	Mar. 03, 2015	Dec. 20, 2013	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2012
Proceeds from lines of credit			$ 40,000	$ 65,000	$ 77,311	$ 52,007
Repayments of lines of credit			36,636	$ 18,137	94,301	94,930
Line of credit			85,886		82,522	99,512
Chase Bank Line of Credit [Member]
Line of credit facility maximum borrowing		$ 70,000
Proceeds from lines of credit			0		49,066	49,320
Repayments of lines of credit			20,653		22,743	69,821
Line of credit			23,565		44,218	17,895
Interest paid			2,815		3,308	2,389
Chase Bank Line of Credit [Member] | Minimum [Member]
Variable interest rate		6.25%
Chase Bank Line of Credit [Member] | Maximum [Member]
Variable interest rate		7.25%
PNC Bank Line of Credit [Member]
Line of credit facility maximum borrowing	$ 100,000
Proceeds from lines of credit			40,000		28,245	2,687
Repayments of lines of credit			15,983		71,558	13,493
Line of credit			62,321		38,304	81,617
Interest paid			$ 2,407		$ 5,481	4,918
PNC Bank Line of Credit [Member] | Minimum [Member]
Variable interest rate	5.35%
PNC Bank Line of Credit [Member] | Maximum [Member]
Variable interest rate	7.10%
Regions Bank Loan [Member]
Debt instrument monthly payment						$ 859
Interest rate						5.50%
Debt instrument face value							$ 45,000
Debt instrument principal payment						$ 11,616
Debt instrument interest payment						342
Short term debt						$ 0